Investments - Summary of Composition of Other Investments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Schedule of Investments [Line Items]
Equity method investments	¥ 978,287	¥ 907,413
Investments held by consolidated investment companies and other	95,477	93,176
Total	¥ 1,073,764	¥ 1,000,589